Note 19 - Fair Value of Financial Instruments and Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value	$ 347,332	$ 353,066
Fair Value, Recurring [Member]
Fair Value	347,332	353,066
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value	345,310	351,057
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value	2,022	2,009
Fair Value, Nonrecurring [Member]
Impaired loans	5,985	3,352
Other real estate	1,320	1,841
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Impaired loans
Other real estate
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Impaired loans
Other real estate
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Impaired loans	5,985	3,352
Other real estate	1,320	1,841
US States and Political Subdivisions Debt Securities [Member]
Fair Value	5,115	3,989
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value	5,115	3,989
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value	5,115	3,989
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value
Corporate Debt Securities [Member]
Fair Value	2,806	2,872
Corporate Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value	2,806	2,872
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value	784	863
Corporate Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value	2,022	2,009
US Government Agencies Debt Securities [Member]
Fair Value	339,411	346,205
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value	339,411	346,205
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value	339,411	346,205
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value